Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Interest received, classified as operating activities	£ 11,616	£ 12,860
Interest paid, classified as operating activities	7,493	8,653
Balances with banks and other regulatory authorities	£ 4,260	£ 3,119